Cover	Jun. 03, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 03, 2025
Registrant Name	GOPRO, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36514
Entity Tax Identification Number	77-0629474
Entity Address, Address Line One	3025 Clearview Way
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94402
City Area Code	(650)
Local Phone Number	332-7600
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	GPRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0001500435
Amendment Flag	false